Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Research and development	$ 2,334,120	$ 406,948		$ 4,120,477			$ 1,490,309	$ 2,124,277	$ 6,468,887
General and administrative	1,061,046	1,707,459		4,526,428			4,437,471	5,580,099	5,364,171
Total Operating Expenses	3,395,166	2,114,407		8,646,905			5,927,780	7,704,376	11,833,058
Operating loss	(3,395,166)	(2,114,407)		(8,646,905)			(5,927,780)	(7,704,376)	(11,833,058)
Other (Income) Expense:
Interest expense	69,352	225,486		377,820			616,649	821,366	516,450
Change in fair value of derivative liability	228,100	(246,507)		420,600			(215,900)	(228,100)	333,658
Gain on forgiveness of PPP Loan		(213,481)					(213,481)	(213,481)
Income tax
Net loss	(3,692,618)	(1,879,906)		(9,445,325)			(6,115,048)	$ (8,084,161)	$ (12,683,166)
Deemed dividend to preferred stockholders	(9,684,637)			(10,015,837)
Net Loss Attributable to Common Stockholders	$ (13,377,255)	$ (1,879,906)		$ (19,461,162)			$ (6,115,048)
Class B Common Stock – Basic and diluted net loss per common share	$ (0.55)	$ (0.08)		$ (0.81)			$ (0.25)	$ (0.33)	$ (0.54)
Class B Common Stock – Weighted average shares outstanding, basic and diluted	24,167,257	24,167,257		24,167,257			24,167,257	24,167,257	23,636,577
Larkspur Health Acquisition Corp [Member]
Operating Expenses:
Formation and operating costs	$ 985,605	$ 174	$ 2,069	$ 2,285,405	$ 235,267
Operating loss	(985,605)	(174)	(2,069)	(2,285,405)	(235,267)
Interest income on assets held in Trust	354,069			463,636
Total other expense	354,069			540,224	5,433
Other (Income) Expense:
Change in fair value of derivative liability				76,588	5,433
Pre tax loss	(631,536)	(174)	(2,069)	(1,745,181)
Income tax	(47,551)			(47,551)
Net loss	$ (679,087)	$ (174)	$ (2,069)	$ (1,792,732)	$ (240,700)
Larkspur Health Acquisition Corp [Member] | Common Class A [Member]
Other (Income) Expense:
Class B Common Stock – Basic and diluted net loss per common share	$ (0.07)			$ (0.18)	$ (0.12)
Class B Common Stock – Weighted average shares outstanding, basic and diluted	8,087,431			8,082,471	216,404
Larkspur Health Acquisition Corp [Member] | Common Class B [Member]
Other (Income) Expense:
Class B Common Stock – Basic and diluted net loss per common share	$ (0.07)	$ (0.00)	$ (0.00)	$ (0.18)	$ (0.12)
Class B Common Stock – Weighted average shares outstanding, basic and diluted	1,941,790	1,875,000	1,875,000	1,940,562	1,875,000	[1]

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).